Employee Benefits - Summary of Employee Benefits Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits Expense [Abstract]
Employee benefits	$ 494	$ 415	$ 217
Share-based payments	39	26	12
Defined contribution plan costs	53	41	26
Defined benefit plan expense	17	9	1
Total employee benefits expense including share based payments expense	$ 603	$ 491	$ 256